Transactions with Related Parties - Summary of Total Amounts Paid to Key Management Personnel or Directors (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key management personnel of entity or parent [Member]
Disclosure of transactions between related parties [Line Items]
Key management personnel compensation	$ 28,961	$ 28,587	$ 27,704
Independent directors [Member]
Disclosure of transactions between related parties [Line Items]
Key management personnel compensation	$ 8,140	$ 6,205	$ 5,779